Transamerica Aegon Core Bond VP Investment Strategy - Transamerica Aegon Core Bond VP	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing, under normal circumstances, primarily in investment grade debt securities, which may include: investment grade corporate securities, U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, and private residential mortgage-backed securities. Under normal circumstances, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed-income securities. Investment grade debt securities carry a rating of at least BBB from Standard & Poor's or Fitch or Baa from Moody's or are of comparable quality as determined by the sub-adviser. The portfolio's weighted average duration will typically range from 3 to 10 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The portfolio may also invest in U.S. Treasury and agency securities, municipal bonds, asset-backed securities (including collateralized loan obligations (“CLOs”), collateralized bond obligations (“CBOs”) and collateralized debt obligations (“CDOs”)), commercial mortgage-backed securities (“CMBS”), high quality short-term debt obligations, dollar rolls and repurchase agreements. The portfolio’s investments may include debt securities of foreign issuers, including emerging market debt securities. The portfolio may invest in securities that are denominated in U.S. dollars and in foreign currencies. The portfolio may invest up to 10% of its net assets in emerging market debt securities and up to 10% of its net assets in high-yield debt securities (commonly referred to as “junk bonds”), but may invest no more than 15% of its net assets in emerging market debt securities and high-yield debt securities combined. The sub-adviser considers emerging market countries to be those generally classified by major international financial institutions, such as the World Bank, as less economically mature than developed nations. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser). The sub-adviser uses a combination of a global “top-down” analysis of the macroeconomic and interest rate environment and proprietary “bottom-up” research of corporate, government and agency debt, and other debt instruments. In the sub-adviser’s “top-down” approach, the sub-adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movements of markets and securities prices worldwide. In its proprietary “bottom-up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The sub-adviser uses this combined “top-down” and “bottom-up” approach to determine sector, security, yield curve, and duration positions for the portfolio. The sub-adviser’s research analysts also generally integrate environmental, social and governance (“ESG”) matters within their analytical process for investment grade corporate debt securities, foreign government bonds and notes (including emerging markets), private residential mortgage-backed securities, certain asset-backed securities (including CLOs, CBOs and CDOs), CMBS, certain cash equivalents (including corporate commercial paper) and privately issued debt securities issued pursuant to Rule 144A or Regulation S alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. The sub-adviser’s research analysts typically do not consider ESG factors when analyzing other investments, including, but not limited to, investments in U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, U.S. Treasury and agency securities, municipal bonds, asset-backed commercial paper, dollar rolls, repurchase agreements, derivatives, cash, certain cash equivalent securities and money market instruments. Consideration of ESG matters is subjective and not determinative in the sub-adviser’s investment process. The sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub-adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the portfolio. The portfolio may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the portfolio (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes. The portfolio may purchase securities on a when-issued, delayed delivery, to be announced or forward commitment basis. The portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.